Investments - Investment at Cost (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
	Feb. 03, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Securities without Readily Determinable Fair Value
Carrying amount		¥ 81,542	¥ 53,020
Payments to acquire additional shares		3,094		¥ 52,520
Matrix Industries, Inc
Equity Securities without Readily Determinable Fair Value
Carrying amount		¥ 77,948	¥ 52,520
Ownership percentage		2.89%	0.09%
Payments to acquire additional shares	¥ 52,520
Other
Equity Securities without Readily Determinable Fair Value
Carrying amount		¥ 3,594	¥ 500